UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

April 30, 2008
unaudited

Common stocks — 88.47%	Shares	Market value

INFORMATION TECHNOLOGY — 16.69%
Nokia Corp. (ADR)	105,000	$3,157,350
Cisco Systems, Inc.[1]	98,000	2,512,720
Oracle Corp.[1]	115,000	2,397,750
International Business Machines Corp.	18,250	2,202,775
Microsoft Corp.	60,000	1,711,200
Intel Corp.	64,000	1,424,640
QUALCOMM Inc.	30,000	1,295,700
Google Inc., Class A1	1,700	976,293
Texas Instruments Inc.	28,000	816,480
Hewlett-Packard Co.	15,000	695,250
Analog Devices, Inc.	20,000	644,200
Linear Technology Corp.	15,000	524,400
EMC Corp.[1]	30,000	462,000
Motorola, Inc.	25,000	249,000
		19,069,758

CONSUMER STAPLES — 15.38%
Wal-Mart Stores, Inc.	73,000	4,232,540
Walgreen Co.	71,000	2,474,350
Philip Morris International Inc.[1]	46,500	2,372,895
PepsiCo, Inc.	32,000	2,192,960
Bunge Ltd.	14,000	1,597,260
L’Oréal SA2	9,000	1,064,734
Avon Products, Inc.	26,500	1,034,030
Coca-Cola Co.	17,000	1,000,790
WD-40 Co.	26,000	809,120
Kraft Foods Inc., Class A	25,000	790,750
		17,569,429

HEALTH CARE — 12.35%
Novo Nordisk A/S, Class B2	27,000	1,851,828
Eli Lilly and Co.	30,000	1,444,200
Pfizer Inc	67,000	1,347,370
Johnson & Johnson	20,000	1,341,800
Roche Holding AG2	8,000	1,326,459
UnitedHealth Group Inc.	39,000	1,272,570
Medtronic, Inc.	25,000	1,217,000
Becton, Dickinson and Co.	11,000	983,400
Merck & Co., Inc.	25,000	951,000
Bristol-Myers Squibb Co.	33,000	725,010
Wyeth	16,000	711,520
Stryker Corp.	8,000	518,640
Amgen Inc.[1]	10,000	418,700
		14,109,497

ENERGY — 10.12%
Exxon Mobil Corp.	44,000	4,095,080
Schlumberger Ltd.	20,000	2,011,000
ConocoPhillips	23,000	1,981,450
Chevron Corp.	17,000	1,634,550
Royal Dutch Shell PLC, Class B (ADR)	13,000	1,036,100
Baker Hughes Inc.	10,000	808,800
		11,566,980

FINANCIALS — 9.80%
Berkshire Hathaway Inc., Class A1	20	2,677,000
Wells Fargo & Co.	60,000	1,785,000
American International Group, Inc.	22,000	1,016,400
Allstate Corp.	18,000	906,480
Wachovia Corp.	28,000	816,200
Marsh & McLennan Companies, Inc.	25,000	689,750
Chubb Corp.	13,000	688,610
Citigroup Inc.	22,000	555,940
Lincoln National Corp.	10,000	537,600
Fannie Mae	18,500	523,550
Comerica Inc.	15,000	520,950
Bank of America Corp.	13,000	488,020
		11,205,500

INDUSTRIALS — 9.23%
General Electric Co.	74,000	2,419,800
Caterpillar Inc.	20,000	1,637,600
FedEx Corp.	17,000	1,629,790
United Parcel Service, Inc., Class B	20,000	1,448,200
Northrop Grumman Corp.	15,000	1,103,550
Lockheed Martin Corp.	10,000	1,060,400
Avery Dennison Corp.	15,000	722,850
Illinois Tool Works Inc.	10,000	522,900
		10,545,090

CONSUMER DISCRETIONARY — 8.11%
Target Corp.	35,000	1,859,550
Time Warner Inc.	100,000	1,485,000
Lowe’s Companies, Inc.	54,000	1,360,260
Walt Disney Co.	30,000	972,900
Vivendi SA1,2	22,000	890,713
Carnival Corp., units	20,000	803,400
Kohl’s Corp.[1]	16,000	781,600
News Corp., Class A	30,000	537,000
Home Depot, Inc.	10,000	288,000
Gannett Co., Inc.	10,000	286,200
		9,264,623

TELECOMMUNICATION SERVICES — 2.33%
AT&T Inc.	25,000	967,750
Verizon Communications Inc.	25,000	962,000
Vodafone Group PLC[2]	140,000	441,651
Sprint Nextel Corp., Series 1	36,000	287,640
		2,659,041

MATERIALS — 1.73%
Air Products and Chemicals, Inc.	13,000	1,279,590
Alcoa Inc.	20,000	695,600
		1,975,190

MISCELLANEOUS — 2.73%
Other common stocks in initial period of acquisition		3,122,103

Total common stocks (cost: $82,817,018)		101,087,211

Short-term securities — 10.22%	Principal amount
	(000)

AT&T Inc. 2.10% due 6/26/2008[3]	2,200	2,192,685
Jupiter Securitization Co., LLC 2.50% due 5/1/2008[3]	2,000	1,999,861
Coca-Cola Co. 2.20% due 5/9/2008[3]	2,000	1,998,899
Estée Lauder Companies Inc. 2.20% due 5/23/2008[3]	1,800	1,797,428
Federal Home Loan Bank 2.05%–2.065% due 6/11–7/23/2008	1,700	1,694,396
IBM International Group Capital LLC 2.10% due 5/30/2008[3]	1,000	998,250
John Deere Capital Corp. 2.14% due 7/1/2008[3]	1,000	995,016

Total short-term securities (cost: $11,677,225)		11,676,535

Total investment securities (cost: $94,494,243)		112,763,746
Other assets less liabilities		1,497,555

Net assets		$114,261,301

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,575,385, which represented 4.88% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,982,139, which represented 8.74% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information

Gross unrealized appreciation on investment securities	$23,532,441
Gross unrealized depreciation on investment securities	(5,262,938)
Net unrealized appreciation on investment securities	18,269,503
Cost of investment securities for federal income tax purposes	94,494,243

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

April 30, 2008
unaudited

Bonds & notes — 87.29%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 45.86%
Financials — 27.00%
Washington Mutual, Inc. 2.899% 2012[1]	$650	$556,364
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	400	230,540
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	300	192,280
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,2]	300	261,386
Hospitality Properties Trust 6.75% 2013	215	209,405
Hospitality Properties Trust 6.30% 2016	400	360,330
Hospitality Properties Trust 5.625% 2017	335	282,735
Hospitality Properties Trust 6.70% 2018	200	179,003
Residential Capital Corp. 5.816% 2009[1]	500	335,000
Residential Capital Corp. 8.375% 2010[1]	220	120,450
General Motors Acceptance Corp. 7.25% 2011	455	386,212
General Motors Acceptance Corp. 5.276% 2014[1]	250	177,948
MetLife Capital Trust IV 7.875% 2067[1,2]	300	297,209
MetLife Capital Trust X 9.25% 2068[1,2]	450	508,684
Ford Motor Credit Co. 7.375% 2009	150	144,443
Ford Motor Credit Co. 7.875% 2010	650	618,985
Citigroup Inc., Series E, 8.40% (undated)[1]	450	455,998
Citigroup Capital XXI 8.30% 2057[1]	100	102,378
Resona Bank, Ltd. 5.85% (undated)[1,2]	625	527,934
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	260,701
DBS Bank Ltd. 3.323% 2021[1,2]	250	225,046
American General Finance Corp., Series I, 5.40% 2015	250	231,743
ILFC E-Capital Trust II 6.25% 2065[1,2]	255	226,702
TuranAlem Finance BV 8.50% 2015[2]	400	338,000
TuranAlem Finance BV 8.25% 2037[2]	100	81,625
Lincoln National Corp. 7.00% 2066[1]	425	392,210
JPMorgan Chase & Co., Series I, 7.90% (undated)[1]	150	153,299
JPMorgan Chase Capital XX, Series T, 6.55% 2066	125	113,737
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	125	112,343
Simon Property Group, LP 4.875% 2010	125	124,973
Simon Property Group, LP 5.60% 2011	250	250,933
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	94,642
Abbey National PLC 6.70% (undated)[1]	250	245,281
Standard Chartered PLC 6.409% (undated)[1,2]	400	331,060
Fifth Third Bancorp 8.25% 2038	200	211,899
Fifth Third Capital Trust IV 6.50% 2067[1]	125	91,779
Banco Santander-Chile 5.375% 2014[2]	300	287,610
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2,3]	300	279,813
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	273,507
CNA Financial Corp. 6.50% 2016	250	246,186
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	245,259
Countrywide Financial Corp., Series B, 5.80% 2012	250	238,543
Westfield Group 5.70% 2016[2]	250	237,403
Loews Corp. 6.00% 2035	225	199,289
Capital One Capital III 7.686% 2036[1]	231	197,833
Capmark Financial Group Inc. 5.875% 2012	250	195,000
Barclays Bank PLC 7.434% (undated)[1,2]	200	192,018
UniCredito Italiano SpA 5.584% 2017[1,2,3]	200	190,320
Kimco Realty Corp., Series C, 4.82% 2014	200	189,051
BNP Paribas 7.195% (undated)[1,2]	200	188,174
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	150	180,888
SLM Corp., Series A, 4.50% 2010	200	178,508
QBE Capital Funding II LP 6.797% (undated)[1,2]	200	172,074
MBNA Global Capital Funding, Series B, 4.039% 2027[1]	200	156,952
Principal Life Insurance Co. 5.30% 2013	150	152,002
American Express Co. 6.15% 2017	150	151,842
HSBC Holdings PLC 6.50% 2037	150	147,571
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	200	145,875
Chubb Corp. 6.375% 2037[1]	150	140,190
CIT Group Inc. 6.10% 2067[1]	250	130,766
AXA SA 6.379% (undated)[1,2]	150	129,416
Société Générale 5.922% (undated)[1,2]	150	128,368
Downey Financial Corp. 6.50% 2014	150	128,129
United Dominion Realty Trust, Inc. 6.50% 2009	125	126,492
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	126,117
Northern Rock PLC 6.594% (undated)[1,2,3]	200	125,000
Lloyds TSB Group PLC 6.267% (undated)[1,2]	150	124,877
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	124,792
ORIX Corp. 5.48% 2011	125	121,301
Catlin Insurance Ltd. 7.249% (undated)[1,2,3]	150	116,625
Allstate Corp., Series A, 6.50% 2067[1]	125	115,026
Monumental Global Funding 5.50% 2013[2]	100	101,448
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	84,167
Credit Agricole SA 6.637% (undated)[1,2]	100	82,128
		15,783,817

Industrials — 5.49%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	385	377,830
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	114	104,527
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	70	56,175
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	173	173,829
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	265,946
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	157,262
General Electric Capital Corp., Series A, 4.80% 2013	150	150,752
General Electric Capital Corp., Series A, 5.625% 2018	250	253,036
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	200	196,131
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	132	128,089
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	292	291,773
Canadian National Railway Co. 6.375% 2037	200	206,477
Norfolk Southern Corp. 5.75% 2018[2]	200	203,211
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	201	197,917
Caterpillar Financial Services Corp. 5.45% 2018	150	152,438
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[4]	146	130,472
CSX Corp. 5.75% 2013	100	101,407
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	58	61,607
		3,208,879

Utilities — 3.37%
Midwest Generation, LLC, Series B, 8.56% 2016[4]	83	90,158
Homer City Funding LLC 8.734% 2026[4]	290	299,296
Reliant Energy Resources Corp. 7.75% 2011	250	267,162
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	221,265
AES Ironwood, LLC 8.857% 2025[4]	218	217,654
Constellation Energy Group, Inc. 6.125% 2009	200	203,470
E.ON International Finance BV 5.80% 2018[2]	200	201,869
FPL Energy National Wind, LLC 5.608% 2024[2,4]	205	201,846
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	143,350
PSEG Power LLC 3.75% 2009	125	124,338
		1,970,408

Consumer discretionary — 3.03%
Federated Retail Holdings, Inc. 5.35% 2012	150	139,895
Federated Retail Holdings, Inc. 5.90% 2016	300	263,375
Federated Retail Holdings, Inc. 6.375% 2037	250	194,976
News America Inc. 6.65% 2037	300	311,127
D.R. Horton, Inc. 5.25% 2015	300	268,500
Tele-Communications, Inc. 9.80% 2012	215	242,563
Ryland Group, Inc. 5.375% 2012	250	229,661
Seminole Tribe of Florida 5.798% 2013[2,4]	120	122,197
		1,772,294

Telecommunication services — 2.57%
SBC Communications Inc. 6.25% 2011	250	260,821
AT&T Wireless Services, Inc. 7.875% 2011	100	108,249
AT&T Inc. 4.95% 2013	200	201,526
SBC Communications Inc. 5.625% 2016	125	126,934
Nextel Communications, Inc., Series E, 6.875% 2013	400	330,242
Sprint Capital Corp. 8.75% 2032	150	132,680
Embarq Corp. 6.738% 2013	250	249,698
Telecom Italia Capital SA 5.25% 2015	100	93,653
		1,503,803

Energy — 1.72%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	300	289,800
Enbridge Energy Partners, LP 7.50% 2038[2]	250	268,672
Enterprise Products Operating LP 5.65% 2013	150	151,173
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	133,535
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	79	79,762
Qatar Petroleum 5.579% 2011[2,4]	78	79,601
		1,002,543

Information technology — 1.17%
Jabil Circuit, Inc. 8.25% 2018[2]	250	251,250
Oracle Corp. 5.75% 2018	150	153,007
National Semiconductor Corp. 6.15% 2012	150	150,716
KLA-Tencor Corp. 6.90% 2018[3]	125	125,500
		680,473

Materials — 0.64%
Alcoa Inc. 5.55% 2017	300	289,214
Stora Enso Oyj 7.25% 2036[2]	100	84,632
		373,846

Consumer staples — 0.45%
Kroger Co. 6.40% 2017	150	159,861
Tyson Foods, Inc. 6.85% 2016[1]	105	104,816
		264,677

Health care — 0.42%
CIGNA Corp. 6.35% 2018	150	153,219
Cardinal Health, Inc. 4.00% 2015	100	91,330
		244,549

Total corporate bonds & notes		26,805,289

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[4] — 24.56%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	539,243
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	259,370
Fannie Mae 6.00% 2021	18	18,702
Fannie Mae, Series 2001-4, Class GA, 10.21% 2025[1]	27	29,791
Fannie Mae 6.00% 2026	101	103,466
Fannie Mae 6.00% 2027	748	768,882
Fannie Mae 7.50% 2031	6	6,334
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[1]	21	23,592
Fannie Mae 5.50% 2036	390	392,261
Fannie Mae 5.665% 2037[1]	244	248,221
Fannie Mae 6.50% 2037	139	142,542
Fannie Mae 7.00% 2037	230	239,585
Fannie Mae 7.00% 2037	223	232,469
Fannie Mae 7.00% 2037	198	208,848
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	19	19,613
Freddie Mac 8.75% 2008	—	17
Freddie Mac 5.00% 2023	1,275	1,282,676
Freddie Mac 6.00% 2026	453	466,737
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	111	84,693
Freddie Mac, Series 3257, Class PA, 5.50% 2036	235	236,070
Freddie Mac, Series 3318, Class JT, 5.50% 2037	240	242,077
Freddie Mac 6.00% 2038	420	429,681
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,3]	320	302,528
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	192,978
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	270,621
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	196,466
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	307,203
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.33% 2030[1]	250	251,858
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.33% 2030[1]	250	251,759
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	295	296,345
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	172	178,637
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	200	173,560
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	250	215,225
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	246,373
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	123,808
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3	2,989
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	111	107,147
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	234	202,454
Bank of America 5.50% 2012[2]	250	262,297
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	259,009
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	250	258,942
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	269	256,587
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	255,063
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	250,257
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	249,370
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	243	242,886
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	237	214,950
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	211	206,841
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011[3]	200	198,900
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	195,429
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	190	192,681
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	238	176,091
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	161	160,898
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.918% 2036[1]	119	89,499
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.96% 2037[1]	94	69,207
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	157	154,781
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	177	151,980
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	150	151,891
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	184	145,102
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	131,297
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	129,129
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	122	127,658
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	125	119,167
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	114	115,583
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.866% 2037[1]	177	110,613
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	59	59,631
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	64	48,325
Government National Mortgage Assn. 10.00% 2020	36	40,805
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.493% 2027[1,2]	34	33,842
		14,353,532

BONDS & NOTES OF U.S. GOVERNMENT — 15.68%
U.S. Treasury 3.00% 2012[3,5]	294	322,900
U.S. Treasury 4.25% 2012	1,300	1,369,576
U.S. Treasury 4.25% 2013	3,632	3,841,421
U.S. Treasury 12.50% 2014	1,200	1,354,308
U.S. Treasury 11.25% 2015	800	1,181,592
U.S. Treasury 6.00% 2026	300	354,681
U.S. Treasury 4.50% 2036	740	740,518
		9,164,996

MUNICIPALS — 0.68%
State of Louisiana, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	40	39,544
State of North Carolina, Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	125	125,925
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	161	151,470
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	80	80,181
		397,120

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.51%
Israeli Government 7.50% 2014[3]	ILS935	298,924

Total bonds & notes (cost: $52,671,835)		51,019,861

	Shares or
Convertible securities — 2.18%	principal amount	Market value

FINANCIALS — 2.18%
Countrywide Financial Corp., Series A, 0.002% convertible debentures 2037[1,2]	$1,000,000	$930,000
Bank of America Corp., Series L, 7.25%, convertible preferred	250	274,500
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1	70,500

Total convertible securities (cost: $1,233,375)		1,275,000

Preferred securities — 7.34%

FINANCIALS — 7.34%
Fannie Mae, Series O, 7.00%[1,2]	22,500	1,036,406
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	10,000	223,600
Santander Finance Preferred S.A., Unipersonal, 6.50%	10,000	212,813
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	400,000	417,062
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	293,750
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	300,000	271,563
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	11,600	254,475
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	10,000	244,900
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	219,244
XL Capital Ltd., Series E, 6.50%[1]	250,000	175,267
ING Capital Funding Trust III 8.439% noncumulative[1]	170,000	170,845
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	250,000	168,281
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	160,000	160,440
Freddie Mac, Series V, 5.57%	8,300	157,960
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	153,659
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	130,387

Total preferred securities (cost: $4,620,076)		4,290,652

Common stocks — 0.01%	Shares

INDUSTRIALS — 0.01%
Northwest Airlines Corp.[6]	344	3,323

Total common stocks (cost: $7,029)		3,323

	Principal amount
Short-term securities — 5.32%	(000)

Jupiter Securitization Co., LLC 2.50% due 5/1/2008[2]	$900	899,938
IBM International Group Capital LLC 2.10% due 5/7/2008[2]	900	899,632
Emerson Electric Co. 2.18% due 5/15/2008[2]	689	688,374
Kimberly-Clark Worldwide Inc. 2.15% due 5/2/2008[2]	625	624,925

Total short-term securities (cost: $3,112,869)		3,112,869

Total investment securities (cost: $61,645,184)		59,701,705
Other assets less liabilities		(1,250,775)

Net assets		$58,450,930

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,833,522, which represented 32.22% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,494,397, which represented 4.27% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Security did not produce income during the last 12 months.

Federal income tax information

Gross unrealized appreciation on investment securities	$594,080
Gross unrealized depreciation on investment securities	(3,134,539)
Net unrealized depreciation on investment securities	(2,540,459)
Cost of investment securities for federal income tax purposes	62,242,164

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

MFGEFP-985-0608O-S10846

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: June 27, 2008

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: June 27, 2008